UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
March 31, 2004

Check here is amendment [   ]  Amendment Number:
This Amendment 		[   ]  is a restatement
				[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Presidio Management
Address:	44 Montgomery Street, Suite 2110
		San Francisco, CA 94104

Form 13F File Number:  28-7848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		William J. Brady
Title:	General Partner
Phone:	415-433-0610

Signature, Place and Date of Signing:




William J. Brady	San Francisco, CA		May 13, 2004








Report Type	(Check only one.):
[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  51

Form 13F Information Table Value Total:  $159,435 (thousands)

List of Other Included Managers:  None

Provide a numbered list of the names(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report.   NONE


Form 13F Information Table:

(1)                (2)    (3)         (4)         (5)     (6)    (7)   (8)
                                    Value       Total  Invstmnt Other  Voting
Name of Issuer  Class   CUSIP     (in $000's)   shares  DSCRETN  Mgr  Authrty

Autobytel       Common  05275N106       752     57,000    Sole   n/a     none
Acacia Research Common  003881307       976    144,565    Sole   n/a     none
Agile Software  Common  00846X105     3,405    389,100    Sole   n/a     none
Alaris Medical  Common  011637105	  2,906    155,800    Sole   n/a     none
Apollo Group    Common  037604105     3,446     40,000    Sole   n/a     none
Bennett Environ Common  081906109     3,175    250,000    Sole   n/a     none
Bombay          Common  097924104       393     50,000    Sole   n/a     none
Bon Ton Stores  Common  09776J101     2,959    191,900    Sole   n/a     none
Brocade         Common  111621108     3,671    552,860    Sole   n/a     none
Caesar's Ent    Common  127687101     4,260    326,690    Sole   n/a     none
Calfrac Well Sv Common  129584108     3,453    148,500    Sole   n/a     none
Callidus Softwr Common  13123E500         9      1,000    Sole   n/a     none
Career Educ.    Common  141665109     4,547     80,410    Sole   n/a     none
Central Pet     Common  153527106     2,171     60,310    Sole   n/a     none
Ciena           Common  171779101     2,373    477,460    Sole   n/a     none
Collegiat Pac   Common  194589206     3,137    336,250    Sole   n/a     none
Combimatrix     Common  003881208     2,350    392,900    Sole   n/a     none
Compex Tech     Common  204513105     3,827    425,240    Sole   n/a     none
CoolBrands      Common  21639P208     3,610    157,900    Sole   n/a     none
Corinthian Coll Common  218868107     6,034    182,780    Sole   n/a     none
Ebookers        Common  278725106       905     82,280    Sole   n/a     none
Everest Capital Pref    29980R202       245     10,000    Sole   n/a     none
Exult           Common  302284104     1,232    200,000    Sole   n/a     none
Faro            Common  311642101     3,454    150,260    Sole   n/a     none
Harman Int'l    Common  413086109     4,776     60,000    Sole   n/a     none
Isolagen        Common  46488N103     4,921    417,400    Sole   n/a     none
Joseph Banks    Common  480838101     6,011    165,855    Sole   n/a     none
Macromedia      Common  556100105     2,007    100,000    Sole   n/a     none
Mathstar        Pref    576801104     1,000    285,715    Sole   n/a     none
Meridian Resrce Common  58977Q109     2,408    400,000    Sole   n/a     none
Mesa Air Group  Common  590479101     2,488    301,560    Sole   n/a     none
Molecular Diag. Common  60851R104       349  2,329,315    Sole   n/a     none
Netegrity       Common  64110P107     2,559    301,040    Sole   n/a     none
New Frontier    Common  644398109       271     35,000    Sole   n/a     none
Novatel WirelessCommon  66987M604    12,851    597,700    Sole   n/a     none
Oil States Intl Common  678026105       878     65,340    Sole   n/a     none
Orthologic      Common  68750J107       711     91,700    Sole   n/a     none
Petco           Common  716016209     2,536     90,000    Sole   n/a     none
Photomedix      Common  719358103     1,887    701,560    Sole   n/a     none
Riverstone Net  Common  769320102       369    251,300    Sole   n/a     none
Scientific Game Common  80874P109     3,189    170,340    Sole   n/a     none
Select Comfort  Common  81816X103     7,587    275,000    Sole   n/a     none
Select Medical  Common  816196109     7,039    421,500    Sole   n/a     none
Skillsoft       Common  830928107     1,692    132,500    Sole   n/a     none
SourceInterlink Common  836151209     3,937    315,000    Sole   n/a     none
SunOpta         Common  8676EP108     4,323    437,150    Sole   n/a     none
Total Energy    Common  891925109     3,027    502,080    Sole   n/a     none
U of P - Apollo Common  037604204     4,003     46,000    Sole   n/a     none
United Surgical Common  913016309     3,730    110,010    Sole   n/a     none
Urologix        Common  917273104       800    100,000    Sole   n/a     none
WebEx           Common  94767L109     5,203    175,000    Sole   n/a     none
Workstream      Common  981402100     2,551    901,400    Sole   n/a     none
Zoll Medical    Common  989922109     3,042     76,500    Sole   n/a     none